INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Weighted	December 31, 2011				December 31, 2012
	average		Accumulated	Impairment	Net Carrying		Accumulated	Impairment	Net Carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values
Customer base	5 years	$12,899,107	$(6,635,203)	$(5,366,440)	$897,464	$13,003,920	$(6,850,171)	$(6,153,749)	$—
Non-compete agreements	10 years	4,141,808	(1,132,013)	(2,550,882)	458,913	4,175,461	(1,093,080)	(3,082,381)	—
Patents	10 years	252,507	(63,264)	—	189,243	270,429	(86,457)	—	183,972
Trademark	10 years	138,533	(27,707)	—	110,826	232,853	(50,134)	—	182,719
Concession contracts	9 years	97,445,016	(16,597,474)	(42,966,808)	37,880,734	98,236,816	(19,098,460)	(79,138,356)	—
Technology	9 years	362,074	(42,896)	(319,178)	—	365,016	(40,557)	(324,459)	—
		$115,239,045	$(24,498,557)	$(51,203,308)	$39,537,180	$116,284,495	$(27,218,859)	$(88,698,945)	$366,691

Schedule of amortization expense

	December 31,
	2010	2011	2012
Cost of revenue	$10,184,158	$5,322,301	$2,727,084
Selling and marketing expense	1,846,770	740,238	379,008
General and administrative expense	33,805	35,647	45,642
	$12,064,733	$6,098,186	$3,151,734